LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 22, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED MARCH 31, 2013, OF

LEGG MASON STRATEGIC REAL RETURN FUND

The following paragraph is added immediately following the section titled “The Trust”:

BOOKS AND RECORDS

Books and records that are required to be maintained by the fund’s commodity pool operator with respect to the fund in accordance with applicable CFTC recordkeeping requirements may be kept at the following locations:

Fund’s Custodian: State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111

Fund’s Transfer Agent: 2000 Crown Colony Drive, Quincy, Massachusetts 02169

Please retain this supplement for future reference.

LMFX016053